Long Service Payment Obligation (Tables)	12 Months Ended
Aug. 31, 2025
Long Service Payment Obligation [Abstract]
Schedule of Present Value of Unfunded Obligations

The present value of unfunded obligations and its movements are as follows:

Long services payment obligations
Balance as of September 1, 2022	$77,337
Changes	16,717
Exchange realignment	70
Balance as of August 31, 2023	$94,124
Changes	29,948
Exchange realignment	738
Balance as of August 31, 2024	124,810
Changes	(16,448)
Exchange realignment	(134)
Balance as of August 31, 2025	$108,228